Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense/(benefit)
The following table summarizes our income tax expense/(benefit):

	Year ended December 31,
(€ thousands)	2023	2022	2021
Current income tax expense:
Germany	€15,883	€26,239	€3,729
Other countries	9	65	1
Current income tax expense	€15,892	€26,304	€3,730
Deferred income tax expense/(benefit):
Germany	(3,501)	(19,763)	8,914
Other countries	—	29	(58)
Deferred income tax expense/(benefit)	€(3,501)	€(19,734)	€8,856
Income tax expense	€12,391	€6,570	€12,586

Schedule of income (loss) before income tax, domestic and foreign
The following table summarizes our income/(loss) before income taxes allocated to Germany and to other countries:

	Year ended December 31,
(€ thousands)	2023	2022	2021
Germany	€(151,890)	€(119,273)	€23,387
Other countries	26	(974)	(97)
Income/(loss) before income taxes	€(151,864)	€(120,247)	€23,290

Schedule of effective income tax rate reconciliation
A reconciliation of amounts computed by applying the German statutory income tax rate of 31.2% to income/(loss) before income taxes to total income tax expense is as follows:

	Year ended December 31,
(€ thousands)	2023	2022	2021
Income/(loss) before income taxes	€(151,864)	€(120,247)	€23,290
Income tax expense/(benefit) at German tax rate	(47,419)	(37,547)	7,272
Foreign rate differential	(1)	175	17
Expected tax expense/(benefit)	€(47,420)	€(37,372)	€7,289

Tax effect from:
Non-deductible share-based compensation	€2,968	€4,791	€5,390
Deductible share-based compensation liability awards	(401)	—	—
Non-deductible corporate costs	1,013	234	121
Goodwill impairment	56,807	32,674	—
Prior period taxes	(5)	192	(294)
Movement in valuation allowance	13	(57)	80
Movement in uncertain tax positions	(686)	6,311	56
Income tax effect resulting from weekengo asset deal transaction	—	—	1,938
Initial recognition of tax deductible goodwill and intangibles	—	—	(1,938)
Other differences	102	(203)	(56)
Income tax expense	€12,391	€6,570	€12,586

Schedule of uncertain tax positions
Uncertain tax positions as of December 31, 2023 and 2022 were as follows:

	Year Ended December 31,
(€ thousands)	2023	2022
Balance, beginning of year	€9,238	€2,927
Increases to tax positions related to the current year	—	6,289
Decreases to tax positions related to prior years	(720)	—
Interest and penalties	34	22
Balance, end of year	€8,552	€9,238

Schedule of deferred tax assets and liabilities	December 31, 2023 and 2022, the significant components of our deferred tax assets and deferred tax liabilities were as follows:

	Year Ended December 31,
(€ thousands)	2023	2022
Deferred tax assets:
Net operating loss and tax credit carryforwards	1,339	1,329
Accrued expenses and other current liabilities	—	42
Operating lease liability	14,705	14,135
Other long-term liabilities	33	35
Deferred tax assets (gross)	€16,077	€15,541
Less valuation allowance	(1,339)	(1,329)
Subtotal	€14,738	€14,212
Offsetting	(14,738)	(14,212)
Deferred tax assets	€—	€—

Deferred tax liabilities:
Cash and cash equivalents	—	51
Prepaid expense and other current assets	437	163
Intangible assets, net	23,332	27,771
Property and equipment	2,108	2,129
Operating lease right-of-use assets	15,185	14,060
Accrued expenses and other current liabilities	160	—
Other long-term liabilities	18	—
Other	47	88
Subtotal	€41,287	€44,262
Offsetting	(14,738)	(14,212)
Deferred tax liabilities	€26,549	€30,050